Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash (Note 3)	$ 18,333,732	$ 18,458,791
Receivables	34,692	66,544
Prepaid expenses (Note 4)	489,902	319,603
Investments (Note 5)		309,035
Total current assets	18,858,326	19,153,973
Exploration and evaluation assets (Note 7)	196,666,709	154,435,875
Reclamation bonds (Note 8)	2,154,027	1,248,817
Property and equipment (Note 9)	455,422	408,363
Total assets	218,134,484	175,247,028
Current
Accounts payable and accrued liabilities (Notes 10 and 14)	1,950,222	1,642,099
Provision for site reclamation (Note 11)	1,004,499
Total Liabilities	2,954,721	1,642,099
Shareholders' equity
Share capital (Note 12)	270,513,901	220,941,105
Reserves (Note 12)	8,522,564	6,505,922
Deficit	(63,856,702)	(53,842,098)
Total shareholders' equity	215,179,763	173,604,929
Total liabilities and shareholders' equity	$ 218,134,484	$ 175,247,028